S000083814 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Russell 2000 BuyWrite ETF | iShares Russell 2000 BuyWrite ETF
Prospectus [Line Items]
Annual Return [Percent]	7.69%